Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

June 30, 2017

Dates Covered
Collections Period	06/01/17 - 06/30/17
Interest Accrual Period	06/15/17 - 07/16/17
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/17	294,735,831.48	22,541
Yield Supplement Overcollateralization Amount 05/31/17	6,718,900.64	0
Receivables Balance 05/31/17	301,454,732.12	22,541
Principal Payments	14,774,806.81	566
Defaulted Receivables	654,848.05	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/17	6,205,270.73	0
Pool Balance at 06/30/17	279,819,806.53	21,939

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	26.90%

Prepayment ABS Speed	1.36%

Overcollateralization Target Amount	12,591,891.29
Actual Overcollateralization	12,591,891.29

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.26%
Weighted Average Remaining Term	34.91

Delinquent Receivables:
Past Due 31-60 days	5,689,713.10	346
Past Due 61-90 days	1,507,638.76	88
Past Due 91-120 days	221,714.55	15
Past Due 121+ days	0.00	0
Total	7,419,066.41	449

Total 31+ Delinquent as % Ending Pool Balance	2.65%

Recoveries	416,564.76

Aggregate Net Losses/(Gains) - June 2017	238,283.29

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.95%
Prior Net Losses Ratio	0.87%
Second Prior Net Losses Ratio	1.04%
Third Prior Net Losses Ratio	1.35%
Four Month Average	1.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.49%

Flow of Funds	$ Amount

Collections	16,111,952.77
Advances	(2,814.75)
Investment Earnings on Cash Accounts	11,097.29
Servicing Fee	(251,212.28)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,869,023.03

Distributions of Available Funds
(1) Class A Interest	296,125.58
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	1,652,912.53
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,591,891.29
(7) Distribution to Certificateholders	1,294,407.38
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,869,023.03

Servicing Fee	251,212.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 06/15/17	281,472,719.06
Principal Paid	14,244,803.82
Note Balance @ 07/17/17	267,227,915.24

Class A-1
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-2a
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-2b
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-3
Note Balance @ 06/15/17	153,142,719.06
Principal Paid	14,244,803.82
Note Balance @ 07/17/17	138,897,915.24
Note Factor @ 07/17/17	39.2366992%

Class A-4
Note Balance @ 06/15/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	107,600,000.00
Note Factor @ 07/17/17	100.0000000%

Class B
Note Balance @ 06/15/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	20,730,000.00
Note Factor @ 07/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	329,811.83
Total Principal Paid	14,244,803.82
Total Paid	14,574,615.65

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.15889%
Coupon	1.38889%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	145,485.58
Principal Paid	14,244,803.82
Total Paid to A-3 Holders	14,390,289.40

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3337062
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.4130036
Total Distribution Amount	14.7467098

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4109762
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.2395588
Total A-3 Distribution Amount	40.6505350

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	116.04
Noteholders' Principal Distributable Amount	883.96

Account Balances	$ Amount

Advances
Balance as of 05/31/17	63,664.83
Balance as of 06/30/17	60,850.08
Change	(2,814.75)

Reserve Account
Balance as of 06/15/17	2,527,722.68
Investment Earnings	1,590.37
Investment Earnings Paid	(1,590.37)
Deposit/(Withdrawal)	-
Balance as of 07/17/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68